Commitments and Contingencies (Tables)	6 Months Ended
Jun. 30, 2020
Commitments and Contingencies Disclosure [Abstract]
Summary of Future Commitments Amounts On an Undiscounted for All the Planned Expenditures

The following table summarizes future commitments amounts on an undiscounted basis as of June 30, 2020 for all the planned expenditures to be carried out in Kruh and Citarum:

		Future commitments
	Nature of commitments	Remaining of 2020	2021	2022 and beyond
Citarum Block PSC
G&G studies	(b)	$40,379	$137,500	$-
2D seismic	(b)	-	3,300,000	-
Total commitments -Citarum PSC		$40,379	$3,437,500	$-
Kruh Block KSO				-
Operating lease commitments	(a)	$364,297	$13,391	$-
G&G studies	(b)	150,000	300,000	-
Sand fracturing	(b)	200,000	-	-
2D seismic	(b)	-	1,250,000	-
3D seismic	(b)	-	1,250,000	-
Drilling	(b)	-	2,400,000	-
Re-opening (2 wells)	(b)	-	50,000	-
Total commitments -Kruh KSO		$714,297	$5,263,391	$-
Total Commitments		$754,676	$8,700,891	$-

Nature of commitments:

(a)	Operating lease commitments are contracts that allow for the use of an asset but does not convey rights of ownership of the asset. An operating lease represents an off-balance sheet financing of assets, where a leased asset and associated liabilities of future rent payments are not included on the balance sheet of a company. An operating lease represents a rental agreement for an asset from a lessor under the terms. Most of the operating leases are related with the equipment and machinery used in oil production. Rental expenses under operating leases for the six months ended June 30, 2020 and 2019 were $547,617 and $635,224, respectively.

(b)	Firm capital commitments represent legally binding obligations with respect to the KSO of Kruh Block, or the PSC of the Citarum Block in which the contract specifies the minimum exploration or development work to be performed by the Company within the first three years of the contract. In certain cases where the Company executes contracts requiring commitments to a work scope, those commitments have been included to the extent that the amounts and timing of payments can be reliably estimated.